U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1		Name and Address of Issuer:
		Principal Life Insurance Company Separate Account B
		The Principal Financial Group
		Des Moines, IA 50392-2080

2		The name of each series or class of securities for which this Form is filed (If the Form is being filed
		for all series and classes of securities of the issues, check the box but do not list series or classes):
		X

3		Investment Company Act File Number:		811-02091
		Securities Act File Number:		02-37988, 02-78001, 33-74232, 33-44670, 33-44565
				333-63401, 333-40254, 333-116220, 333-128079, 333-171650, 333-188293

4	a	Last day of fiscal year for which this notice if filed:
		December 31, 2013

4	b	Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the
		issuer's fiscal year). (See Instruction A.2)
		N/A
		Note: If the Form is being filed late, interest must be paid on the registration fee due.

4	c	Check box if this is the last time the issuer will be filing this Form.
		N/A

5		Calculation of registration fee:

		(i)	Aggregate sale price of securities sold during the		02-37988	$23,643
			fiscal year in reliance on rule 24f-2:		02-78001	61,871
					33-44565	981,682
					33-44670	14,732,159
					333-63401	5,108,435
					33-74232	249,696,158
					333-40254	5,883,810
					333-116220	1,602,446,113
					333-188293	199,772,905
					333-171650	58,190,263
					333-128079	2,313,801
						2,139,210,840
		(ii)	Aggregate price of shares redeemed or	02-37988	$184,613
			repurchased during the fiscal year:	02-78001	179,587
				33-44565	917,848
				33-44670	15,675,774
				333-63401	10,746,928
				33-74232	379,488,627
				333-40254	73,086,784
				333-116220	840,723,996
				333-188293	226,811,344
				333-171650	5,700,723
				333-128079	3,336,363
					1,556,852,587

	(iii)	Aggregate price of shares redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees
		payable to the Commission:	0

	(iv)	Total available redemption credits
		[Add items 5(ii) and 5(iii)]:			1,556,852,587

	(v)	Net Sales - If Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:			582,358,253

	(vi)	Redemption credits available for use in future years
-- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]"	N/A

	(vii)	Multiplier for determining registration fee (See
		Instruction c.9):			0.0001288

	(viii)	Registration fee due [Multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):			$75,007.74

6	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here: ____________.

7	Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):
				+	0

8	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

$75,007.74

9	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

03/05/2014

Method of Delivery:

	X	Wire Transfer
	N/A	Mail or other means

THE 24F-2 FEE IS PAID BY 33-44565.

Signature

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

Principal Life Insurance Company Separate Account B

/s/ Clint Woods
By
Clint Woods
Assistant Corporate Secretary & Governance Officer

Date:	5th day of March, 2014